Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
For the Years Ended December 31,
	2018	2017
Federal:
Current	$-	$-
Deferred	-	-

State and local:
Current	-	-
Deferred	-	-

Schedule of net deferred tax assets
	2018	2017
Deferred Tax Assets:
NOL Carryover	$944,000	$818,000
Payroll accrual	9,000	-
Allowance for Doubtful Accounts	12,000	-
Related party accrual	213,000	-
Less valuation allowance	(1,178,000)	(818,000)
Net deferred tax assets	$-	$-

Schedule of income tax provision
	2018	2017
Book loss	$(292,600)	$(125,000)
State taxes	(138,500)
Meals and entertainment	6,800	3,800
Stock options	60,000
Other nondeductible expenses	4,300	125,000
Valuation allowance	360,000	(3,800)
	$-	$-